FAIR VALUE MEASUREMENT (Detail Textuals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Aggregate amortized cost		$ 46,106
Aggregate fair value		46,718
Recognized other-than-temporary impairment	152
Short term deposits included in cash and cash equivalents	192,456	31,935
Government and corporate debentures
Fair Value Disclosures [Abstract]
Aggregate amortized cost	33,228	45,518
Aggregate fair value	32,895	46,114
Gross unrealized gains	68
Gross unrealized losses	249
Aggregate fair value of investments with unrealized losses	$ 19,529